                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                                 ---------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DSM Capital Partners
         ---------------------------
Address:   332 Main Street
         ---------------------------
           Mount Kisco, NY 10549
         ---------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen E. Memishian
         ---------------------------
Title:     Managing Partner
         ---------------------------
Phone:     914-242-1900
         ---------------------------

Signature, Place, and Date of Signing:

         /s/ Stephen E. Memishian            Mount Kisco, NY        05/07/2004
     --------------------------------     ---------------------   --------------
                [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name
      28-________________           ___________________________
      [Repeat as necessary.]

                                        9

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Report Summary:

Number of Other Included Managers:            0
                                           -------------
Form 13F Information Table Entry Total:       52
                                           -------------
Form 13F Information Table Value Total:       264,370
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      None

      [Repeat as necessary.]

                                        9

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
PORTVUE-SEC13F.LNP
RUN DATE: 05/07/04 10:23 A.M.                        D S M CAPITAL PARTNERS LLC
                                                     FORM 13F INFORMATION TABLE
                                                       AS OF DATE: 3/31/2004

                                                                 VALUE   SHARES/  SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
             NAME OF ISSUER       TITLE OF CLASS        CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS SOLE  SHARED     NONE
     --------------------------   ---------------     --------- -------- -------- ---  ---- -------  -------- ----  --------   ----
ADOBE SYSTEMS                     COM                 00724F101    5268   134035  SH        DEFINED              0    134035      0
ALLERGAN                          COM                 018490102   10198   121175  SH        DEFINED              0    121175      0
AMGEN                             COM                 031162100    8404   144530  SH        DEFINED              0    144530      0
ANTEON INTERNATIONAL              COM                 03674E108     444    15375  SH        DEFINED              0     15375      0
APOLLO GROUP                      COM                 037604105   13156   152689  SH        DEFINED              0    152689      0
ASK JEEVES                        COM                 045174109     499    13960  SH        DEFINED              0     13960      0
BED BATH & BEYOND                 COM                 075896100    5968   142430  SH        DEFINED              0    142430      0
BIOLASE TECHNOLOGY                COM                 090911108     381    21750  SH        DEFINED              0     21750      0
BIOMET                            COM                 090613100    9418   245505  SH        DEFINED              0    245505      0
BOSTON SCIENTIFIC                 COM                 101137107     316     7450  SH        DEFINED              0      7450      0
C H ROBINSON WORLDWIDE            COM                 12541W100    8373   201765  SH        DEFINED              0    201765      0
CACI INTERNATIONAL                COM                 127190304     426     9900  SH        DEFINED              0      9900      0
CAREER EDUCATION                  COM                 141665109    9634   170360  SH        DEFINED              0    170360      0
CELGENE                           COM                 151020104    7253   152210  SH        DEFINED              0    152210      0
CENDANT CORP                      COM                 151313103     379    15540  SH        DEFINED              0     15540      0
CLEAR CHANNEL                     COM                 184502102    8859   209180  SH        DEFINED              0    209180      0
COGNOS                            COM                 19244C109    7291   234740  SH        DEFINED              0    234740      0
CONCORDE CAREER COLLEGES          COM                 20651H201     673    28045  SH        DEFINED              0     28045      0
CORINTHIAN COLLEGES               COM                 218868107     445    13470  SH        DEFINED              0     13470      0
COX RADIO                         COM                 224051102     423    19875  SH        DEFINED              0     19875      0
DOLLAR GENERAL                    COM                 256669102    7238   376965  SH        DEFINED              0    376965      0
ENTERCOM COMMUNICATIONS           COM                 293639100     431     9525  SH        DEFINED              0      9525      0
EXPEDITORS INTERNATIONAL          COM                 302130109    5644   143385  SH        DEFINED              0    143385      0
FAMILY DOLLAR STORES              COM                 307000109    7568   210505  SH        DEFINED              0    210505      0
FINDWHAT.COM                      COM                 317794105     411    19025  SH        DEFINED              0     19025      0
FLIR SYSTEMS                      COM                 302445101     437    11455  SH        DEFINED              0     11455      0
FOREST LABS                       COM                 345838106    6444    89975  SH        DEFINED              0     89975      0
GENZYME                           COM                 372917104    7749   165650  SH        DEFINED              0    165650      0
GILEAD SCIENCES                   COM                 375558103    7492   135120  SH        DEFINED              0    135120      0
HOME DEPOT                        COM                 437076102    6769   181195  SH        DEFINED              0    181195      0
HYPERION SOLUTIONS                COM                 44914M104     409     9875  SH        DEFINED              0      9875      0
INTERSIL CORP                     COM                 46069S109    7626   341970  SH        DEFINED              0    341970      0
LOWE'S COMPANIES                  COM                 548661107   10143   180705  SH        DEFINED              0    180705      0
MANTECH INTERNATIONAL             COM                 564563104     559    27260  SH        DEFINED              0     27260      0
MEDTRONIC                         COM                 585055106    9370   196230  SH        DEFINED              0    196230      0
MICROCHIP TECHNOLOGY              COM                 595017104    3918   148310  SH        DEFINED              0    148310      0
PACER INTERNATIONAL               COM                 69373H106     481    21860  SH        DEFINED              0     21860      0
PANERA BREAD COMPANY              COM                 69840W108     478    12285  SH        DEFINED              0     12285      0
QLOGIC CORP                       COM                 747277101    2790    84560  SH        DEFINED              0     84560      0
QUALCOMM                          COM                 747525103   12964   195560  SH        DEFINED              0    195560      0
STERIS CORP                       COM                 859152100     515    19975  SH        DEFINED              0     19975      0
SYLVAN LEARNING SYSTEMS           COM                 871399101     728    20740  SH        DEFINED              0     20740      0
SYMANTEC                          COM                 871503108   13203   285155  SH        DEFINED              0    285155      0
THE CHEESECAKE FACTORY            COM                 163072101   11420   247725  SH        DEFINED              0    247725      0
TJX COMPANIES                     COM                 872540109   10646   433470  SH        DEFINED              0    433470      0
UNITEDHEALTH GROUP                COM                 91324P102    7793   120940  SH        DEFINED              0    120940      0
UNIV OF PHOENIX ONLINE            COM                 037604204     464     5335  SH        DEFINED              0      5335      0
VALUECLICK                        COM                 92046N102     431    39875  SH        DEFINED              0     39875      0
VARIAN MEDICAL SYSTEMS            COM                 92220P105    6283    72795  SH        DEFINED              0     72795      0
VIACOM                            COM                 925524308    7501   191315  SH        DEFINED              0    191315      0
WESTWOOD ONE                      COM                 961815107    8293   281585  SH        DEFINED              0    281585      0
WILLIAMS SONOMA                   COM                 969904101     364    10650  SH        DEFINED              0     10650      0

LINE COUNT: 52

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SEC13F.LNS                 D S M CAPITAL PARTNERS LLC

FORM 13F SUMMARY PAGE
AS OF DATE: 03/31/04
RUN DATE: 05/07/04 10:23 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                                   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                             52

FORM 13F INFORMATION TABLE VALUE TOTAL:                   $264,370,000



LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME